EMPLOYEE BENEFITS - Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	11.24%	9.95%
Inflation rate	3.13%	2.95%
Salary growth rate	4.38%	3.73%
Pension growth rate	2.98%	3.00%
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	10.91%	9.95%
Inflation rate	3.00%	3.00%
Salary growth rate	4.26%	4.27%